Cover	Apr. 07, 2022
Cover [Abstract]
Entity Registrant Name	cbdMD, INC.
Entity Central Index Key	0001644903
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Apr. 07, 2022
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NC
Entity File Number	001-38299
Entity Tax Identification Number	47-3414576
Entity Address Address Line 1	8845 Red Oak Blvd
Entity Address City Or Town	Charlotte
Entity Address State Or Province	NC
Entity Address Postal Zip Code	28217
City Area Code	704
Local Phone Number	445-3060
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	8% Series A Cumulative Convertible Preferred Stock
Trading Symbol	YCBD
Security Exchange Name	NYSE